Document and Entity Information	Nov. 10, 2021
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001825024
Document Type	8-K/A
Document Period End Date	Nov. 10, 2021
Entity Registrant Name	Offerpad Solutions Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39641
Entity Tax Identification Number	85-2800538
Entity Address, Address Line One	2150 E. Germann Road
Entity Address, City or Town	Chandler
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85286
City Area Code	(844)
Local Phone Number	388-4539
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Form 8-K/A amends the Form 8-K filed by Offerpad Solutions Inc. (the “Company”) on November 10, 2021 (the “Original 8-K”) in connection with its announcement of financial results for the three and nine months ended September 30, 2021. The Company is furnishing this Form 8-K/A for the sole purpose of providing a correction to the Shareholder Letter, which is furnished with this report on amended Exhibit 99.2. No other changes to the Original 8-K have been made.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, $0.0001 par value per share
Trading Symbol	OPAD
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase Class A common stock, at an exercise price of $11.50 per share
Trading Symbol	OPADWS
Security Exchange Name	NYSE